Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Derivative Instruments and Hedging Activities [Abstract]
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 392	¥ 1,013
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	589	1,046
Cash collateral receivables against net derivative liabilities	1,594	1,679
Cash collateral payables against net derivative assets	1,683	1,940
Cash collateral receivables, not being offset against net derivatives	283	374
Cash collateral payables, not being offset against net derivatives	¥ 572	¥ 540